Thrivent ETF Trust
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
November 25, 2024
VIA EDGAR
EDGAR Operations Branch
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549
ATTN: Jaea Hahn
RE:
Thrivent ETF Trust (the “Trust”)
File Nos. 333-261454 and 811-23759
Post-effective Amendment No. 3 to the Form N-1A Registration Statement
Dear Sir or Madam:
Post-effective Amendment No. 3 to the Trust’s registration statement on Form N-1A (the “Amendment”), is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, to change the name of Thrivent Small-Mid Cap ESG ETF to Thrivent Small-Mid Cap Equity ETF and to change its policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940. This Amendment relates only to the Funds and no information contained herein is intended to amend or supersede any prior filing relating to any other series of the Trust.
If you have any questions or comments regarding this filing, please feel free to contact me at (612) 844-7190.
Sincerely,
/s/ John D. Jackson
John D. Jackson
Secretary and Chief Legal Officer